UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/09

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS

- DREYFUS GLOBAL SUSTAINABILITY FUND (Class A, C, and I)

FORM N-CSR

Item 1.	Reports to Stockholders.

[INSERT REPORT HERE]

Dreyfus

Global Sustainability Fund

SEMIANNUAL REPORT April 30, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Global Sustainability Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Global Sustainability Fund, covering the period since the fund’s inception of December 15, 2008, through April 30, 2009.

The international equities markets went on a wild ride over the past six months, with stocks in most regions plummeting during most of the reporting period and then rebounding late in the reporting period. In supporting the recent rally, investors apparently shrugged off more bad economic news,including rising unemployment,damaged credit markets and economic contraction in many regions of the world.Yet,the rebound proved to be robust, particularly in the emerging markets, which posted double-digit returns over the final two months of the reporting period.

These enormous swings have left investors wondering if the equities market is forecasting sustainable economic improvement, or whether these events represent what many call a bear market rally.We generally have remained cautious in the absence of real global economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they begin to snap back, the rebounds are often quick and sharp, usually leaving most investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of December 15, 2008, through April 30, 2009, as provided by John R. O’Toole, CFA, and Jocelin A. Reed, CFA, Portfolio Managers.

Fund and Market Performance Overview

For the period between the fund’s inception on December 15, 2008, and the end of its semiannual reporting period on April 30, 2009, Dreyfus Global Sustainability Fund’s Class A shares produced a total return of –6.45%, Class C shares returned –6.72% and Class I shares returned –6.35%.1 In comparison, the fund’s benchmark, the Dow Jones Sustainability World Index (“DJSI World Index”), produced a 0.24% total return over the same period.2

Like most businesses throughout the world, stocks of companies with sustainable operating practices, products and services encountered heightened volatility, as steep market declines early in the reporting period were offset by a rally over the reporting period’s final weeks. The fund produced lower returns than its benchmark, primarily because the fund held little exposure to banks that rebounded strongly after suffering severe declines during the downturn.

The Fund’s Investment Approach

The fund seeks capital growth. To pursue its goal, the fund normally invests primarily in the stocks of companies that have sustainable operating practices and/or produce sustainable products or services and that meet certain fundamental investment criteria. Sustainable operating practices include best practices in operations, industry leadership, highest levels of transparency and/or accountability of vendors, suppliers and customers. Sustainable products or services include those that improve energy efficiency or environmental performance.

We use a proprietary model to rank stocks within geographic regions, countries and economic sectors based on several characteristics, including a measure of the value, growth and financial profiles.We then select the stocks that meet the fund’s sustainability and investment criteria.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Sharp Market Downturn Followed by a Strong Rally

The fund began operations during one of the most severe global stock market downturns since the 1930s.The bear market was sparked by a global financial crisis that resulted in the failures of some of the world’s major financial institutions and nearly led to the collapse of the global banking system in the fall of 2008.The markets’ credit-related struggles were intensified by a deepening global recession as unemployment rates climbed, housing markets struggled and consumer confidence plunged worldwide.

Adverse economic and financial developments were addressed aggressively by monetary authorities throughout the world, as central banks reduced interest rates to unprecedented levels and injected liquidity into their banking systems. Government officials rescued a number of troubled multinational corporations and enacted fiscal stimulus legislation in an attempt to forestall further economic deterioration. These actions appeared to bolster investor sentiment, and most markets rallied strongly in the spring of 2009 despite little improvement in economic data.

Sustainable Stocks Outperformed Within the Financial Sector

On average, the sustainable companies that comprise the DJSI World Index fared better over the reporting period within the financial sector than the broader universe of global equities. For example, the benchmark currently holds no U.S. investments banks, which were among the more severely affected industries during the credit crisis, due to concerns that these companies have not carefully considered the long-term social and environmental implications of their business practices.

However, the springtime market rally was led primarily by lower-quality stocks, many of which did not meet our investment criteria.This was particularly the case among commercial banks, which were battered by the credit crisis but rebounded strongly late in the reporting period as investors turned to beaten-down stocks, seemingly regardless of their underlying business fundamentals. In addition, modestly overweighted positions in real estate investment trusts and multiline insurers, which we regarded as attractively valued, detracted from the fund’s relative results. These factors caused the fund’s performance to lag its benchmark during the market rally.

On the other hand, the fund’s investments in the technology sector contributed positively to its relative performance. Slightly overweighted exposure and strong stock selections drove the fund’s results in the sector. For example, U.S. cybersecurity software developer Symantec proved to be relatively insulated from worsening economic conditions as demand intensified for its products.The fund also scored successes in the health services sector, where winning stock selections included California-based HealthNet, which has experienced enrollment gains in government programs despite commercial losses.

“Doing the Right Thing”

As of the reporting period’s end, the economic downturn has persisted despite some evidence of melioration in consumer sentiment and credit markets.Although our quantitatively driven investment process utilizes a “bottom up” approach, we are aware that the recent rally may reflect investor enthusiasm more than improvements in economic fundamentals.

In addition, we are encouraged by the initial results of our focus on companies that appear to be doing the right thing with regard to their environmental and social policies. On average, the sustainable stocks that currently comprise the fund feature lower price-to-earnings ratios, a measure of value, and higher returns-on-equity, a measure of growth, than the broader global equity market. In our judgment, these characteristics help position the fund well for the future.

May 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: BLOOMBERG, L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Dow Jones Sustainability World Index (DJSI World)
covers the top 10% of the biggest 2,500 companies in the Dow Jones Global Total Stock Market
Index in terms of economic, environmental and social criteria.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Sustainability Fund from December 15, 2008 (commencement of operations) to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2009

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.00	$ 6.71	$ 3.09
Ending value (after expenses)	$935.50	$932.80	$936.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2009

	Class A	Class C	Class I
Expenses paid per $1,000†††	$ 5.51	$ 9.25	$ 4.26
Ending value (after expenses)	$1,019.34	$1,015.62	$1,020.58

†	Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.85% for Class C and .85%
for Class I, multiplied by the average account value over the period, multiplied by 137/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C and Class I shares commenced operations on December 15, 2008, the
Hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period November 1,
2008 to April 30, 2009.
†††	Expenses are equal to the fund's annualized expense ratio of 1.10% for Class A, 1.85% for Class C and
.85% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS April 30, 2009 (Unaudited)

Common Stocks—98.2%	Shares	Value ($)
Australia—6.0%
Australia & New Zealand Banking Group	2,100	24,266
BHP Billiton	2,739	66,226
Insurance Australia Group	24,855	62,680
National Australia Bank	1,700	25,488
Stockland	20,250	46,210
Westpac Banking	6,100	85,117
		309,987
Canada—4.4%
EnCana	1,100	50,303
Nexen	3,000	57,300
Royal Bank of Canada	2,000	70,680
TELUS	1,900	46,413
		224,696
Finland—.9%
Nokia	3,306	47,119
France—5.4%
BNP Paribas	1,550	81,609
Cie Generale d’Optique
Essilor International	1,300	55,953
Sanofi-Aventis	886	50,996
Total	1,767	88,364
		276,922
Germany—7.0%
Allianz	579	53,124
BASF	1,618	60,831
Daimler	1,572	56,024
E.ON	1,715	57,925
Munchener Ruckversicherungs	573	79,090
Siemens	800	53,699
		360,693
Italy—3.2%
ENI	5,373	116,443
Telecom Italia	36,711	46,402
		162,845

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan—6.8%
Asahi Glass	14,000	83,188
NEC	15,900	52,559
Nippon Yusen	11,000	44,839
Rohm	1,200	73,373
Toyota Motor	2,500	97,597
		351,556
Netherlands—5.1%
Heineken	2,839	84,427
ING Groep	6,430	59,169
Royal Dutch Shell, Cl. A	5,041	117,187
		260,783
Norway—1.5%
StatoilHydro	4,100	76,787
Portugal—1.1%
Energias de Portugal	15,635	57,038
Spain—7.0%
Abertis Infraestructuras	3,002	53,855
ACS Actividades de
Construccion y Servicios	1,803	90,202
Fomento de Construcciones y Contratas	1,875	67,157
Iberdrola	6,712	53,037
Repsol	2,567	48,854
Telefonica	2,378	45,153
		358,258
Switzerland—5.2%
Holcim	1,100	55,616
Novartis	1,883	71,117
Roche Holding	376	47,511
Swiss Reinsurance	2,137	50,427
Swisscom	175	45,554
		270,225
United Kingdom—22.0%
Anglo American	2,280	49,455
AstraZeneca	1,297	45,482
Aviva	12,123	55,326

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
BP	15,235	108,031
British Land	9,397	59,126
BT Group	32,937	45,767
Cadbury	9,922	74,357
Compass Group	17,116	81,809
GlaxoSmithKline	8,561	132,201
HSBC Holdings	6,552	46,543
Ladbrokes	25,600	88,012
Land Securities Group	4,111	33,749
Legal & General Group	74,196	63,370
SABMiller	3,245	54,449
Unilever	4,224	82,439
United Utilities Group	7,699	57,776
Xstrata	6,510	57,223
		1,135,115
United States—22.6%
Becton, Dickinson & Co.	800	48,384
Cisco Systems	3,000 [a]	57,960
Dell	4,500 [a]	52,290
Entergy	900	58,293
General Electric	8,700	110,055
Health Net	3,600 [a]	51,984
Hewlett-Packard	2,600	93,548
Humana	1,800 [a]	51,804
International Business Machines	1,600	165,136
Kimberly-Clark	1,200	58,968
Kraft Foods, Cl. A	4,100	95,940
McDonald’s	1,500	79,935
Praxair	900	67,149
Symantec	4,100 [a]	70,725
UnitedHealth Group	2,100	49,392
Waste Management	2,000	53,340
		1,164,903
Total Common Stocks
(cost $5,194,555)		5,056,927

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks—.9%	Shares	Value ($)
Germany
Henkel & Co.
(cost $48,017)	1,598	43,255

Other Investment—5.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $300,000)	300,000 [b]	300,000

Total Investments (cost $5,542,572)	104.9%	5,400,182
Liabilities, Less Cash and Receivables	(4.9%)	(250,946)
Net Assets	100.0%	5,149,236

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	14.0	Materials	6.9
Energy	12.9	Money Market Investment	5.8
Information Technology	11.9	Utilities	5.5
Health Care	11.7	Technology Services	4.5
Industrials	10.8	Banks	3.5
Consumer Staples	9.6
Consumer Discretionary	7.8		104.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	5,242,572	5,100,182
Affiliated issuers	300,000	300,000
Cash		79,825
Cash denominated in foreign currencies	16,628	16,206
Dividends and interest receivable		20,611
Prepaid expenses		104,244
Due from The Dreyfus Corporation and affiliates—Note 2(c)		8,075
		5,629,143
Liabilities ($):
Payable for investment securities purchased		454,617
Accrued expenses		25,290
		479,907
Net Assets ($)		5,149,236
Composition of Net Assets ($):
Paid-in capital		5,460,142
Accumulated undistributed investment income—net		45,505
Accumulated net realized gain (loss) on investments		(214,180)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(142,231)
Net Assets ($)		5,149,236

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	3,736,755	465,798	946,683
Shares Outstanding	320,086	40,000	81,045
Net Asset Value Per Share ($)	11.67	11.64	11.68

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS From December 15, 2008 (commencement of operations) to April 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $6,776 foreign taxes withheld at source):
Unaffiliated issuers	75,171
Affiliated issuers	154
Total Income	75,325
Expenses:
Management fee—Note 2(a)	8,501
Legal fees	29,922
Auditing fees	24,363
Custodian fees—Note 2(c)	10,400
Registration fees	8,804
Shareholder servicing costs—Note 2(c)	3,983
Distribution fees—Note 2(b)	1,261
Prospectus and shareholders’ reports	1,100
Trustees’ fees and expenses—Note 2(d)	785
Miscellaneous	15,548
Total Expenses	104,667
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(85,163)
Less—reduction in fees due to earnings credits—Note 1(c)	(4)
Net Expenses	19,500
Investment Income—Net	55,825
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	(144,287)
Net realized gain (loss) on forward currency exchange contracts	(69,893)
Net Realized Gain (Loss)	(214,180)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(142,231)
Net Realized and Unrealized Gain (Loss) on Investments	(356,411)
Net (Decrease) in Net Assets Resulting from Operations	(300,586)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS From December 15, 2008 (commencement of operations) to April 30, 2009 (Unaudited)

Operations ($):
Investment income—net	55,825
Net realized gain (loss) on investments	(214,180)
Net unrealized appreciation
(depreciation) on investments	(142,231)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(300,586)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(8,320)
Class C Shares	(880)
Class I Shares	(1,120)
Total Dividends	(10,320)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,000,942
Class C Shares	500,000
Class I Shares	959,200
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	5,460,142
Total Increase (Decrease) in Net Assets	5,149,236
Net Assets ($):
Beginning of Period	—
End of Period	5,149,236
Undistributed investment income—net	45,505
Capital Share Transactions (Shares):
Class A
Shares sold	320,086
Class C
Shares sold	40,000
Class I
Shares sold	81,045

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from December 15, 2008 (commencement of operations) to April 30, 2009. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I
	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50
Investment Operations:
Investment income—net[a]	.14	.11	.15
Net realized and unrealized
gain (loss) on investments	(.94)	(.95)	(.94)
Total from Investment Operations	(.80)	(.84)	(.79)
Distributions:
Dividends from investment income—net	(.03)	(.02)	(.03)
Net asset value, end of period	11.67	11.64	11.68
Total Return (%)[b]	(6.45)[c]	(6.72)[c]	(6.35)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	6.06	6.81	6.28
Ratio of net expenses to average net assets[d]	1.10	1.85	.85
Ratio of net investment income
to average net assets[d]	3.29	2.54	3.88
Portfolio Turnover Rate[b]	13.66	13.66	13.66
Net Assets, end of period ($ x 1,000)	3,737	466	947

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Sustainability Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund, which commenced operations on December 15, 2008. The fund’s investment objective seeks capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.The fiscal year end of the fund is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 320,000 Class A and 40,000 Class C and Class I shares of the fund.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board ofTrustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	2,351,142	3,049,040	—	5,400,182
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee, Sub-Investment Advisory Fee, and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2010, so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .85% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $85,163 during the period ended April 30, 2009.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .23% of the value of the fund’s average daily net assets, payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets. During the period ended April 30, 2009, Class C shares were charged $1,261 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2009, Class A and Class C shares were charged $3,367 and $420, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2009, the fund was charged $102 pursuant to the transfer agency agreement.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2009, the fund was charged $4 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2009, the fund was charged $10,400 pursuant to the custody agreement.

During the period ended April 30, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: an expense reimbursement of $24,397, which is offset by management fees $1,937, Rule 12b-1 distribution plan fees $278, shareholder services plan fees $835, custodian fees $10,415, chief compliance officer fees $2,793 and transfer agency per account fees $64.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended April 30, 2009, amounted to $5,982,700 and $609,552, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.At April 30, 2009, there were no forward currency exchange contracts outstanding.

At April 30, 2009, accumulated net unrealized depreciation on investments was $142,390, consisting of $244,052 gross unrealized appreciation and $386,442 gross unrealized depreciation.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 23

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

- Dreyfus Global Sustainability Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 29, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 29, 2009

EXHIBIT INDEX

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)